Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
4.	STOCKHOLDERS’ EQUITY

Upon the closing of the Company’s initial public offering, the Company’s shareholders agreement terminated pursuant to its terms. In connection with the closing of the Company’s initial public offering, the Company amended and restated its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”) and amended and restated its Bylaws (the “Amended and Restated Bylaws”). The Amended and Restated Certificate of Incorporation was filed with the Secretary of State of the State of Delaware on August 1, 2022 and became effective on that date, and among other things, increased the authorized number of common stock to 70,000,000 shares and decreased the authorized number of preferred stock to 30,000,000 shares.

Sales of MAIA Common Stock

During January and February 2022, the Company sold 263,729 shares of common stock at $9.00 per share for gross proceeds of $2,373,561 with no transaction costs. During May 2022, the Company sold 11,111 shares of common stock at $9 per share for gross proceeds of $99,999 with no transaction costs. The Company issued these shareholders additional shares upon the closing of the Company's initial public offering such that the $9.00 price per share they paid was equal to the price per share in the Company's initial public offering of $5.00.The number of Ratchet Shares were calculated using the $5.00 per share price in the Company's initial public offering and 219,872 shares of common stock were issued on August 1, 2022 to the investors in the Recent Private Rounds. The Ratchet shares were determined to be a freestanding instrument that was classified as a liability when the right was granted and subsequently reclassified to equity when shares were issued. The Ratchet Shares were valued at $1,099,360, based on the $5 price of the initial public offering and were recorded as expense included in operating expense.

Initial Public Offering

On July 28, 2022 the Company’s shares of common stock began trading on the NYSE American under the symbol MAIA. On August 1, 2022, the Company sold 2,000,000 shares of common stock at $5.00 per share for gross proceeds of $10,000,000 in an initial public offering prior to deducting underwriting discounts, commissions, and other offering expenses. On August 3, 2022, the Company sold an additional 300,000 shares of common stock at $5.00 per share when the underwriter exercised the overallotment for gross proceeds of $1,500,000 prior to deducting underwriting discounts, commissions, and other offering expenses. After deducting the underwriting discount and other offering expenses payable by the Company, the total net proceeds for the initial public offering and the overallotment were approximately $9.1 million.

MAIA Biotechnology, Inc. Restricted Stock Awards

During the nine months ended September 30, 2021, MAIA recognized $202,500 of stock compensation expense related to 112,500 of MAIA’s restricted shares granted to the founders. On August 13, 2021, upon the dissolution of THIO and merger into MAIA (see Note 1), a founder’s 612,500 fully vested THIO restricted shares were canceled and the founder was issued 612,500 MAIA restricted shares. Additionally, in accordance with the founder's original award, the founder was also issued 87,500 MAIA restricted shares which vested ratably each quarter through April 1, 2022 to replace the equivalent number of unvested THIO restricted shares. There are no unvested shares as of September 30, 2022 related to the founder's restricted shares.

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2022	58,333	$1.80
Vested	(58,333)	1.80
Unvested balance at September 30, 2022	—	$—

MAIA Stock Warrants

In January 2022, the Company and certain warrant holders executed waivers related to the acceptance and approval of an amendment to the holders’ warrant agreements originally issued between May 6, 2020 and February 26, 2021 in connection with the Company’s issuance of convertible notes. The amendment removed the IPO expiration provision from the warrant agreements, and the warrants are now only to be exercisable, in whole or in part, during the exercise period ending on the earliest to occur of: (a) various dates in 2028 as stated within the warrant agreements; or (b) immediately prior to the closing of a change of control. The value of the warrant modification to the 144,497 warrants was calculated using the Black-Scholes-Merton option pricing model. The incremental fair value attributable to the modified awards compared to the original awards immediately prior to the modification was calculated at $450,578 and was treated as a deemed dividend for the three months ended March 31, 2022 and is reflected as “Deemed dividend on warrant modification” in the accompanying statement of operations.

During January 2022, warrants were exercised, resulting in the issuance of 61,111 shares of MAIA common stock for proceeds of $110,000. During May 2022, warrants were exercised, resulting in the issuance of 153,000 shares of common stock for proceeds of approximately $275,400. Another 394,501 warrants were exercised with a cashless exercise assuming the fair market value of $9 per share resulting in the issuance of 315,601 shares of common stock.

On August 1, 2022 at the closing of the initial public offering, 20,520 warrants with an exercise price of $5.00 per share expired.

Concurrently with the closing of the Company’s initial public offering, the Company issued warrants to purchase an aggregate of up to 100,000 shares of its common stock to the Representative or its designees, at an exercise price of $6.25 per share (the “Representative’s Warrants”). The Representative’s Warrants are exercisable beginning on January 23, 2023, and expire on July 27, 2027, pursuant to the terms and conditions of the Representative’s Warrants.  On August 3, concurrently with the full exercise of the Underwriter’s over-allotment option, the Company issued additional warrants to purchase an aggregate of up to 15,000 shares of its common stock to the Representative or its designees on the same terms. The warrants are not indexed to the Company’s own stock and therefore meet the definition of a derivative liability. The warrants are liability classified instruments and were initially recorded as $343,735, which was the value determined using the Black-Scholes method using a term of five years, risk free interest rate of 2.82% and volatility of 77.5%. As of September 30, 2022 the Company remeasured the warrant liability resulting in a value of $215,705. The gain on remeasurement of the warrant liability in the amount of $128,030 was included in other income (expense) net.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2022	1,311,117	$4.03	7.30
Issued	115,000	6.25
Exercised	(608,612)	1.80
Expired	(20,520)	5.00
Balance at September 30, 2022	796,985	$6.03	5.41

MAIA Biotechnology, Inc. Stock Award Plans

In 2018, the Company adopted the MAIA Biotechnology, Inc. 2018 Stock Option Plan (the “MAIA 2018 Plan”). MAIAs board of directors administers the MAIA Plan for the purposes of attracting, retaining, and motivating key employees, directors, and consultants of MAIA. The terms of the MAIA 2018 Plan continue to govern the 1,924,500 options outstanding in the plan of September 30, 2022.

In 2020, the Company adopted the MAIA Biotechnology, Inc. Amended and Restated 2020 Equity Incentive Plan (the “MAIA 2020 Plan’’), also administered by the board of directors. The MAIA 2020 Plan permitted awards to take the form of stock options, restricted stock and restricted stock units. The terms of the MAIA 2020 Plan continue to govern the 3,993,023 options outstanding in the plan as of September 30, 2022. There are no shares reserved for future issuance in the MAIA 2018 Plan or the MAIA 2020 Plan .

On August 1, 2022 the Company approved the MAIA Biotechnology, Inc. 2021 Equity Incentive Plan (the “MAIA 2021 Plan’’) with 1,909,518 shares of common stock reserved for issuance. As of September 30, 2022 there are 1,315,131 available for future issuance under the MAIA 2021 Plan and 594,387 options are outstanding in the MAIA 2021 Plan.

Stock options are to be granted with an exercise price which is at least equal to the stock’s estimated fair value at the date of grant, and with a contractual term of no more than ten years from the date of grant. In the case of an option granted to a 10% stockholder, the exercise price shall be generally no less than 110% of the fair market value per share on the date of grant, and the contractual term shall be seven years. Outstanding options awarded under the MAIA 2021 Plan may, but need not, vest and therefore become exercisable in periodic installments that may, but need not, be equal. The option may be subject to other terms and conditions as to the time or times when it may be exercised (which may be based on performance or other criteria) as the board of directors may deem appropriate. Unexercised options are canceled ninety days after termination of an employee, director, founder, or consultant. Unexercised options are canceled immediately if an employee, director, founder, or consultant is terminated for cause; under certain other circumstances, the period to cancellation may differ as described in the respective plan documents. Certain clauses in the Plans also govern the Company’s exercise repurchase rights and various other features of awards granted under the plans.

As of September 30, 2022, only stock options have been awarded pursuant to the MAIA stock award plans.

The following table summarizes the activity and information regarding MAIA’s outstanding and exercisable options for the nine months ended September 30, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2022	5,797,185	$2.22	8.59	—
Granted	768,113	4.84
Exercised	(36,500)	1.80
Cancelled/forfeited	(16,888)	1.82
Balance at September 30, 2022	6,511,910	$2.53	7.34	$8,536,318
Options exercisable at September 30, 2022	5,443,036	$2.19	7.82	$7,664,470

During the nine months ended September 30, 2022, the fair value of the Company’s common stock was estimated for financial reporting purposes from January 1 to January 26, 2022 based on valuations of $8.87 per share as of December 31, 2021. For our valuations of common stock performed, we used a hybrid method of the Option Pricing Method (“OPM”) and the Probability-Weighted Expected Return Method (“PWERM”). PWERM considers various potential liquidity outcomes. Our approach included the use of an initial public offering scenario, a scenario assuming continued operation as a private entity, and a dissolution scenario. Under the hybrid OPM and PWERM, the per share values calculated under the OPM and PWERM are weighted based on expected exit outcomes and the quality of the information specific to each allocation methodology to arrive at a final estimated fair value per share of the common stock before a discount for lack of marketability is applied. From January 27 to May 31, 2022 the fair value of the Company’s common stock was estimated for financial reporting purposes at $9 per share based on the sale of common stock from January 27, 2022 to May 19, 2022. From June 1, 2022 to August 1, 2022 the fair value of the Company's common stock was estimated for financial reporting purpose at $5 per share based on the price paid in the initial public offering.

During the nine months ended September 30, 2021, the fair value of the Company’s common stock was estimated for financial reporting purposes based on valuations. From January 1, 2021 to February 28, 2021 a valuation of $1.80 was used. During the period of March 1, 2021 to June 6, 2021, the fair value of the Company’s common stock was estimated for financial reporting purposes based on valuations of $1.83 per share in February and April 2021 due to the lack of any single specific event that would have indicated a definitive change in the value of the Company. The February and April 2021 valuations used the income approach and the market approach in estimating the fair value of our common stock. The market approach utilized guideline public companies in estimating fair value of our stock. The income approach estimates enterprise value based on the estimated present value of future cash flows the business is expected to generate over its remaining life. The estimated present value is calculated using a discount rate reflective of the risks associated with an investment in a similar company in a similar industry or having a similar history of revenue growth. The market approach measures the value of a business through an analysis of recent sales or offerings of comparable investments or assets, and in our case, focused on comparing us to a group of our peer companies. In applying this method, valuation multiples are derived from historical and projected operating data of the peer company group. We then apply the selected multiples to our operating data to arrive at a range of indicated enterprise values of the Company. We then subtracted the net debt to determine equity value.

The value of option grants is calculated using the Black-Scholes option pricing model with the following assumptions for options granted during the nine months ended September 30, 2022 and 2021:

	2022	2021
Risk-free interest rate	2.14% - 3.74%	0.35% - 1.05%
Expected term (in years)	5 – 6.25	5 – 6.50
Expected volatility	71.9% - 79.5%	73.4% - 81.5%
Expected dividend yield	—	—

The weighted-average grant date fair value of stock options issued during the nine months ended September 30, 2022 and 2021 was $3.11 and $2.57, respectively. As of September 30, 2022, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted was $3,829,045, which the Company expects to recognize over a weighted average period of approximately 3.4 years.

Stock based compensation related to the Company’s stock plans are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
General and administrative	$345,568	$464,360	$1,144,440	$1,399,498
Research and development	186,870	314,184	686,096	709,370
Total stock-based compensation	$532,438	$778,544	$1,830,536	$2,108,868

8.	STOCKHOLDERS' EQUITY

Upon incorporation, MAIA was authorized to issue 10,000,000 shares of common stock, with a par value of $0.0001 per share. In March 2020, the shareholders approved an amended and restated certificate of incorporation which authorizes MAIA to issue 100,000,000 shares of stock, as follows: 70,000,000 shares of preferred stock and 30,000,000 shares of common stock, all with a par value of $0.0001 per share. The rights, privileges, preferences, and restrictions of the classes of stock have yet to be established. As of December 31, 2021, each of the common stockholders have equal voting rights, and except in the case of restricted common shares, equal rights of participation in dividends and other distributions with other common stockholders.

Among other provisions, MAIA's shareholders agreement gives first MAIA, followed by the non-selling shareholders, the option to purchase the outstanding shares of a shareholder prior to the sale of shares to a third party. Should the non-selling shareholders decline to purchase any portion of the selling shareholders shares, MAIA shall have a final opportunity to repurchase the shares. The agreement also contains provisions for “drag-along” and “tag-along” rights, as described in the agreement.

MAIA Equity Financing

Between July 18, 2021 and December 31, 2021, the Company sold 772,563 shares of common stock at $8.00 per share for gross proceeds of approximately $6.2 million. In connection with this sale of common stock, all of the outstanding convertible notes principal and accrued and unpaid interest were automatically converted into 1,375,228 shares of the Company’s common stock in accordance with the terms in the convertible notes (see Note 5).

MAIA Biotechnology, Inc. Restricted Stock Awards

Restricted Common Stock Awards to Founders - In October 2018, the Company awarded 2,100,000 restricted common shares to four founders. Vested shares may participate in any dividends and other distributions with other common stockholders, while the unvested shares, which are subject to forfeiture in the event the holder separates from service with the Company, do not participate in such events. The share awards are subject to service conditions, with 50% of the granted shares vesting immediately upon issuance, and the remaining 1,050,000 common shares vesting in 12 equal quarterly installments over a three-year period, with the first such quarterly installment vesting on January 1, 2019.

The related compensation expense was recognized 50% upon issuance, and the remainder is recognized ratably over the service period. In November 2019, upon termination of two of the founders, 400,000 of those founders' unvested shares were forfeited.

During the year ended December 31, 2021 and 2020, the Company recognized $202,500 and $270,000, respectively, in general and administrative expense related to the Founders' awards.

Restricted Common Stock Awards to Directors — During the year ended December 31, 2021, the Company awarded 15,278 restricted common shares to two directors. Vested shares may participate in any dividends and other distributions with other common stockholders. The share awards were subject to service conditions as defined in the agreements. The related compensation expense was recognized ratably over the service period. During the year ended December 31, 2021 the Company recognized $27,500 in general and administrative expense related to the Directors' awards, as they fully vested on December 31, 2021.

During the year ended December 31, 2020 the Company awarded 16,667 restricted common shares to one director. During the year ended December 31, 2020 the Company recognized $241,027 in general and administrative expense related to this Director's awards and previous Director's awards, as they fully vested by December 31, 2020.

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2020	420,848	$1.80
Granted	16,667	1.80
Vested	(289,737)
Unvested balance at December 31, 2020	147,778	$1.80
Exchanged for THIO founder restricted shares	87,500	1.80
Granted	15,278	1.80
Vested	(186,666)
Cancelled/forfeited	(5,557)
Unvested balance at December 31, 2021	58,333	$1.80

On August 13, 2021, upon the dissolution of THIO and merger into MAIA (see Note 1), a founder's 612,500 fully vested THIO restricted shares were cancelled and the founder was issued 612,500 MAIA restricted shares. Additionally, in accordance with the founder's original award, the founder was also issued 87,500 MAIA restricted shares which vest ratably each quarter through June 30, 2022 to replace the equivalent number of unvested THIO restricted shares. The remaining unvested shares in the above table as of December 31, 2021 are related to the founder's unvested restricted shares only.

During the year ended December 31, 2021, MAIA recognized $105,000 of stock compensation expense related to the MAIA restricted shares granted to the founder. The issuance of restricted shares in MAIA as a replacement for the shares the founder held in THIO was accounted for as a modification. There was no additional incremental stock compensation recorded as related to the cancellation of the founder's THIO restricted shares and concurrent grant of MAIA restricted shares as the fair value of the original THIO award immediately before the grant of the MAIA restricted shares and the fair value of the replacement award were equal. The unrecognized stock compensation expense for the 58,333 unvested restricted shares as of December 31, 2021 is approximately $52,500, which will be recognized through March 2022.

MAIA Stock Warrants

During 2020, the Company issued warrants to purchase 110,520 shares of common stock to certain consultants for services rendered during the year. Of these warrant grants, 90,000 have an exercise price of $1.80 and 20,520 have an exercise price of $5.00 per share. The warrants' total calculated value of $124,064 is included in operating expenses in the accompanying consolidated statement of operations for the year ended December 31, 2020. As of December 31, 2021, all of these warrants, which expire at various dates through December 2027, are outstanding and exercisable.

In May 2020 through June 2021, the Company issued and sold convertible promissory notes with an aggregate principal amount of $8.0 million, which converted into 1,375,228 shares of its common stock on September 30, 2021, and warrants to purchase 686,489 shares of our common stock at $6.00 per share. As of December 31, 2021, 4,504 of these warrants have been exercised, and 681,985 warrants, which expire at various dates through September 2028, are outstanding and exercisable.

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2020	797,724	$1.80	9.85
Granted	110,520	2.39	9.44
Balance at December 31, 2020	908,244	1.87	8.89
Granted	686,489	6.00	7.00
Exercised	(283,616)	1.87
Balance at December 31, 2021	1,311,117	$4.03	7.30

The value of the warrants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for warrants granted during the years ended December 31, 2021 and 2020:

	2021	2020
Risk-free interest rate	0.6% - 1.3%	0.41% - 1.69%
Expected term (in years)	5 - 7	5 - 7
Expected volatility	81% - 106%	75.8% - 80.5%
Expected dividend yield	—%	—%

MAIA Biotechnology, Inc. Stock Award Plans

In 2018, the Company adopted the MAIA Biotechnology, Inc. 2018 Stock Option Plan (the “MAIA 2018 Plan”). MAIA’s board of directors administers the MAIA Plan, under which 3,900,000 shares of common stock are reserved for stock option issuance, for the purposes of attracting, retaining, and motivating key employees, directors, and consultants of MAIA.

In 2020, the Company adopted the MAIA Biotechnology, Inc. Amended and Restated 2020 Equity Incentive Plan (the “MAIA 2020 Plan”), also administered by the board of directors. The MAIA 2020 Plan reserves 1,671,000 common shares for issuance, also for the purposes of attracting, retaining, and motivating key employees, directors, and consultants of MAIA. In November 2020, the MAIA 2020 Plan was amended to reserve a total of 3,171,000 shares of common stock. The MAIA 2020 Plan permits awards to take the form of stock options, restricted stock and restricted stock units. In April and July of 2021 there were amendments to the 2020 Plan to bring the plan to a total of 4,171,000 shares reserved for issuance. As of December 31, 2021, there was a remaining 331,815 shares available for issuance.

On November 5, 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan was adopted to enhance the Company's ability to attract, retain and motivate employees, officers, directors, consultants and advisors by providing such persons with equity ownership opportunities and performance-based incentives. The 2021 Plan is a comprehensive incentive compensation plan under which the Company can grant equity-based and other incentive awards to officers, employees, directors, consultants and advisers. The purpose of the 2021 Plan is to help the Company attract, retain, and motivate such persons with awards under the 2021 Plan and thereby enhance shareholder value. Per the terms of the 2021 Plan, it is not effective until the occurrence of an IPO.

Stock options are to be granted with an exercise price which is at least equal to the stock's estimated fair value at the date of grant, and with a contractual term of no more than 10 years from the date of grant. In the case of an option granted to a 10% stockholder, the exercise price shall be generally no less than 110% of the fair market value per share on the date of grant, and the contractual term shall be 7 years. Outstanding options awarded under the MAIA 2020 Plan may, but need not, vest and therefore become exercisable in periodic installments that may, but need not, be equal. The option may be subject to such other terms and conditions as to the time or times when it may be exercised (which may be based on performance or other criteria) as the board of directors may deem appropriate. Unexercised options are cancelled ninety days after termination of an employee, director, founder, or consultant. Unexercised options are cancelled immediately if an employee, director, founder, or consultant is terminated for cause; under certain other circumstances, the period to cancellation may differ as described in the respective plan documents. Certain clauses in the Plans also govern the Company's exercise repurchase rights and various other features of awards granted under the plans.

As of December 31, 2021, only stock options have been awarded pursuant to the MAIA stock award plans.

The following table summarizes the activity and information regarding MAIA's outstanding and exercisable options as of December 31, 2021:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2020	1,627,000	$1.80	9.30	—
Granted	2,287,466	1.80	10.00
Cancelled/forfeited	(249,500)	1.80		—
Balance at December 31, 2020	3,664,966	$1.80	9.13	—
Granted	2,210,787	2.92	9.38
Exercised	(5,000)	1.80		—
Cancelled/forfeited	(73,568)	1.82		—
Balance at December 31, 2021	5,797,185	$2.22	8.59	38,784,352
Options exercisable at December 31, 2021	5,012,181	$1.91	8.52	34,865,649

During the period of March 2021 through May 2021, the fair value of the Company's common stock was estimated for financial reporting purposes based on valuations of $1.83 per share in February 2021 and April 2021 due to the lack of any single specific event that would have indicated a definitive change in the value of the Company. Between June 2021 and October 2021, the fair value of the Company’s common stock, was determined based on sales of the Company’s shares at arm’s length to unrelated third parties at $8.00 per share.

During November 2021 and December 2021, the fair value of the Company’s common stock was determined to be $8.69 and $8.87, respectively. For our valuations of common stock performed, we used a hybrid method of the Option Pricing Method (“OPM”) and the Probability-Weighted Expected Return Method (“PWERM”). PWERM considers various potential liquidity outcomes. Our approach included the use of an initial public offering scenario, a scenario assuming continued operation as a private entity, and a dissolution scenario. Under the hybrid OPM and PWERM, the per share value calculated under the OPM and PWERM are weighted based on expected exit outcomes and the quality of the information specific to each allocation methodology to arrive at a final estimated fair value per share of the common stock before a discount for lack of marketability is applied.

To determine the fair value of our common stock, we first determined our enterprise value using accepted valuation approaches; adjusted these valuation approaches with relevant discounts; weighted the results appropriately; and then allocated the equity value to our common stock and common stock equivalents. Our enterprise value was estimated using two generally accepted approaches: the income approach and the market approach. The income approach estimates enterprise value based on the estimated present value of future cash flows the business is expected to generate over its remaining life. The estimated present value is calculated using a discount rate reflective of the risks associated with an investment in a similar company in a similar industry or having a similar history of revenue growth. The market approach measures the value of a business through an analysis of recent sales or offerings of comparable investments or assets, and in our case, focused on comparing us to a group of our peer companies. In applying this method, valuation multiples are derived from historical and projected operating data of the peer company group. We then apply the selected multiples to our operating data to arrive at a range of indicated enterprise values of the Company. We then subtracted the net debt to determine equity value.

Following the initial public offering, it will not be necessary to determine the fair value of our common stock, as our shares will be traded in the public market.

The value of option grants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for options granted during the year ended December 31,:

	2021	2020
Risk-free interest rate	0.36% - 1.27%	0.35% - 1.39%
Expected term (in years)	5 - 6.50	5 - 5.5
Expected volatility	71.40% - 81.5%	76.5% - 80.7%
Expected dividend yield	—%	—%

The weighted-average grant date fair values of stock options issued during the years ended December 31, 2021 and 2020 were $3.55 and $1.11, respectively. At December 31, 2021, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted was $3,116,815, which the Company expects to recognize over a weighted average period of approximately 2.71 years.

DGD Pharmaceuticals Corporation 2019 Stock Option Plan

As of December 31, 2020, there were options for the purchase of 805,000 shares of common stock outstanding. There were no stock options granted under the DGD plan during the year ended December 31, 2021. All options were cancelled upon the dissolution of DGD on August 13, 2021 (see Note 1). During the years ended December 31, 2021 and 2020, compensation expense associated with previously-issued options was recognized in general and administrative expenses in the amount of $5,208 and $19,802, respectively.

THIO Therapeutics, Inc. Amended and Restated 2020 Equity Incentive Plan

THIO’s board of directors administered the THIO Therapeutics, Inc. Amended and Restated Equity Incentive Plan (the “THIO Plan”), under which 1,000,000 shares of THIO’s common stock were reserved for issuance, as authorized by the board of directors in June 2020. The terms of the THIO Plan provided for the grant of options, restricted stock, and restricted stock units to employees, directors, and consultants of THIO.

As of August 13, 2021, the THIO Plan was terminated upon dissolution of THIO.

Stock based compensation related to the Company’s stock plans are as follows:

	For the Year Ended December 31,
	2021	2020
General and administrative	$1,512,726	$3,033,248
Research and development	943,708	337,792
Total stock-based compensation	$2,456,434	$3,371,040

Other Equity Activity of DGD and THIO

DGD Pharmaceuticals Corporation

DGD was authorized to issue 10,000,000 shares (4,000,000 Class A and 6,000,000 Class B) of stock with a par value of $0.0001 per share. Holders of Class A common shares were entitled to one vote per share, whereas holders of Class B were entitled to two votes per share. As of December 31, 2020, 2,575,000 and 6,000,000 shares of Class A and Class B stock, respectively, were issued and outstanding. As of December 31, 2020, MAIA owned 690,000 and 6,000,000 Class A and Class B common shares, respectively. Class A common shareholders were entitled to one vote per share, whereas Class B common shareholders were entitled to two votes per share.

All shares of DGD common stock cease to exist as of August 13, 2021, when the entity was legally dissolved.

Restricted Common Stock Awards to Founders of DGD —

In May 2019, DGD awarded 1,550,000 restricted Class A common shares to four founders. The fair value of these shares was determined to be $1.00 based on sales of common stock to third parties, for a total fair value of $1,550,000. Vested shares participated in any dividends and other distributions with other common stockholders, while the unvested shares, which were subject to forfeiture in the event the holder separated from service with DGD, do not participate in such events. The share award was subject to service conditions, with 50% of the granted shares vesting at the date of grant, and the remaining 775,000 common shares vesting in 36 equal monthly installments over a three-year period, with the first such monthly installment vesting on June 1, 2019.

The related compensation expense is recognized ratably over the service period. For the year ended December 31, 2021 and 2020, the Company recognized $161,460 and $206,947, respectively, in compensation expense related to these awards which was presented in general and administrative expenses.

In addition, in December 2019, DGD issued 62,500 shares of Class A common stock to a stockholder which vested during 2020 as certain services were provided (Note 2). During 2020, the Company recorded $75,000 to research and development expenses in connection with this agreement.

On August 13, 2021, all remaining unvested restricted shares were cancelled upon the dissolution of DGD (see Note 1).

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2020	686,804	$1.00
Granted	12,500	1.00
Vested	(320,836)
Unvested balance at December 31, 2020	378,468	$1.00
Cancelled	(378,468)
Unvested balance at August 13, 2021	—	$—

Other Issuances of Common Stock

In January 2020, DGD issued 322,000 shares of Class B common stock to MAIA for $321,968.

In January 2020, DGD issued 50,000 shares of Class A common stock to investors for $50,000.

In February 2020, DGD issued 690,000 shares of Class A common stock and 10,000 shares of Class B common stock to MAIA for $699,999.

THIO Therapeutics Inc.

THIO was authorized to issue 11,000,000 shares of common stock with a par value of $0.00001 per share. All shares of THIO common stock cease to exist as of August 13, 2021, when the entity was legally dissolved.

Restricted Common Stock Award to Founder — In April 2019, THIO awarded 700,000 restricted common shares to a founder. Any vested shares participated in dividends and other distributions with other common stockholders, while the unvested shares, which were subject to forfeiture in the event the founder separates from service with THIO, did not participate in such events. The share award was subject to service conditions, with 350,000 shares vesting at the date of grant, and the remaining 350,000 common shares vesting in twelve equal quarterly installments over a three-year period, with the first such quarterly installment vesting on July 1, 2019.

	Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2020	291,667	$1.80
Vested	(116,667)
Balance at December 31, 2020	175,000	$1.80
Vested	(87,500)
Cancelled	(87,500)
Balance at August 13, 2021	—	$—

The related compensation expense was recognized over the service period. For the years ended December 31, 2021 and 2020, THIO recognized $105,000 and $210,000, respectively, in compensation expense related to this award which was presented in general and administrative expenses.

On August 13, 2021, upon the dissolution of THIO and merger into MAIA, a founder's 612,500 fully vested THIO restricted shares were cancelled and the founder was issued 612,500 MAIA restricted shares. Additionally, in accordance with the founder's original award, the founder was also issued 87,500 MAIA restricted shares which vest ratably each quarter through June 30, 2022 to replace the equivalent number of unvested THIO restricted shares which were cancelled.

Other Issuances of Common Stock

During 2020, THIO issued an additional 200,000 shares of common stock to MAIA for a price of $320,000.